3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

October 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811- 22148

CIK: 0001418144

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), that the Prospectus and the Statement of Additional Information for Invesco Ultra Short Duration ETF that would have been filed under Rule 497(c) of the 1933 Act, do not differ from that contained in Post-Effective Amendment No. 380 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 380 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 28, 2018.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray Abigail Murray Senior Counsel Invesco Capital Management LLC

800 983 0903     invesco.com     @Invesco